Reserves - Schedule Of Outstanding Warrants Per Particular Warrant Grant (Details) - Warrants	12 Months Ended
Dec. 31, 2017 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	May 15, 2014
Expiry date	May 15, 2024
Number of warrants | shares	4,000,000
Exercise price | $ / shares	$ 19.17